CALVERT GROUP
4550 MONTGOMERY AVENUE
BETHESDA, MD 20814

February 5, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Calvert Social Investment Fund File numbers 2-75106 and 811-03334 Post-Effective Amendment No. 45 under the Securities Act of 1933 and No. 45 under the Investment Company Act of 1940

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(c) under the Securities Act of 1933 are the prospectuses used in connection with the above-referenced post-effective amendment.

If you have any questions, please do not hesitate to contact me at 301-951-4858.

Sincerely,

/s/ Ivy Wafford Duke
Ivy Wafford Duke
Associate General Counsel